Corporate General and Administrative Expenses (Details) - Schedule of corporate general and administrative expenses are costs incurred at corporate and other segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Corporate General And Administrative Expenses Are Costs Incurred At Corporate And Other Segments Abstract
Salaries and employee benefits	$ 2,848	$ 2,428
Directors’ fees	372	383
Share-based payments	2,487	3,745
Professional fees	1,568	2,075
Office and general	2,105	1,636
Corporate general and administrative expenses	$ 9,380	$ 10,267